Pzena Mid Cap Value Fund
Schedule of Investments
May 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Basic Materials – 4.0%
Huntsman Corp.	140,637	$ 2,158,778
Olin Corp.	77,254	1,998,561
		4,157,339

Consumer Discretionary - 21.2%
Adient PLC (a)	125,523	2,869,456
Advance Auto Parts, Inc.	92,476	5,570,754
Dollar General Corp.	28,451	3,146,965
Lear Corp.	8,583	1,228,399
LKQ Corp.	77,662	2,106,193
Magna International, Inc.	51,492	3,334,622
Newell Brands, Inc.	338,861	1,152,127
PVH Corp.	23,945	2,233,590
		21,642,106

Consumer Staples - 2.6%
Tyson Foods, Inc. - Class A	43,696	2,666,330

Energy - 2.3%
NOV, Inc.	116,835	2,332,027

Financials - 16.7%
CNO Financial Group, Inc.	43,621	2,005,257
Corebridge Financial, Inc.	93,055	2,512,485
Equitable Holdings, Inc.	37,448	1,548,475
Fifth Third Bancorp	49,459	2,469,488
Globe Life, Inc.	17,112	2,622,243
KeyCorp	45,103	962,047
MetLife, Inc.	29,001	2,398,093
Voya Financial, Inc.	31,420	2,551,932
		17,070,020

Health Care - 20.0%
Baxter International, Inc.	239,548	4,498,712
Fresenius Medical Care AG & Co. KGaA - ADR	129,999	2,804,078
Henry Schein, Inc. (a)	30,559	2,340,208
Humana, Inc.	22,588	6,898,827
Solventum Corp. (a)	26,739	2,004,088
Universal Health Services, Inc. - Class B	13,207	1,929,675
		20,475,588

Industrials – 20.1%
Capital One Financial Corp.	11,406	2,143,530
Dow, Inc.	60,778	2,051,258
Global Payments, Inc.	35,327	2,667,542
Knight-Swift Transportation Holdings, Inc.	43,894	3,319,703
Oshkosh Corp.	23,775	3,090,750
Robert Half, Inc.	116,862	3,440,417
Sensata Technologies Holding PLC	77,253	3,815,526
		20,528,726

Technology – 11.8%
Avnet, Inc.	14,076		1,223,627
CDW Corp.	15,134		1,898,560
Cognizant Technology Solutions Corp. - Class A	43,350		2,416,979
Concentrix Corp.	61,674		1,744,757
Skyworks Solutions, Inc.	50,423		3,925,431
Workday, Inc. - Class A (a)	6,055		885,180
			12,094,534
TOTAL COMMON STOCKS (Cost $90,029,072)			100,966,670

SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds – 0.7%
First American Government Obligations Fund - Class X, 3.54% (b)	693,803		693,803
TOTAL MONEY MARKET FUNDS (Cost $693,803)			693,803

TOTAL INVESTMENTS - 99.4% (Cost $90,722,875)			101,660,473
Other Assets in Excess of Liabilities - 0.6%		0.00596	610,001
TOTAL NET ASSETS - 100.0%			$ 102,270,474

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of May 31, 2026.

Summary of Fair Value Disclosure as of May 31, 2026 (Unaudited)

Pzena Mid Cap Value Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of May 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 100,966,670	$ –	$ –	$ 100,966,670
Money Market Funds	693,803	–	–	693,803
Total Investments	$ 101,660,473	$ –	$ –	$ 101,660,473